Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt
The following table reflects a summary of our outstanding indebtedness, at carrying amount, as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	(In thousands)
Senior Unsecured Notes	$2,730,980	$2,226,524
Senior Unsecured Term Loans	1,077,144	818,820
Senior Unsecured Revolving Credit Facility	332,111	255,052
Total principal amount of indebtedness	$4,140,235	$3,300,396
Less: unamortized deferred financing costs	(16,001)	(13,882)
Total indebtedness, net of deferred financing costs	$4,124,234	$3,286,514
The following table provides additional details of our Senior Unsecured Notes as of December 31, 2025 and 2024:

			December 31, 2025		December 31, 2024
	Stated Maturity Date	Contractual Interest Rate	Borrowing Currency	Carrying Amount (USD)	Borrowing Currency	Carrying Amount (USD)
		(In thousands, except percentages)
Private Series A Notes(1)	01/2026	4.68%	$200,000	$200,000	$200,000	$200,000
Private Series B Notes	01/2029	4.86%	$400,000	400,000	$400,000	400,000
Private Series C Notes	01/2030	4.10%	$350,000	350,000	$350,000	350,000
Private Series D Notes	01/2031	1.62%	€400,000	469,856	€400,000	414,146
Private Series E Notes	01/2033	1.65%	€350,000	411,124	€350,000	362,378
Public 5.600% Notes	05/2032	5.60%	$400,000	400,000	$—	—
Public 5.409% Notes	09/2034	5.41%	$500,000	500,000	$500,000	500,000
Total Senior Unsecured Notes				$2,730,980		$2,226,524
(1)The Private Series A Unsecured Notes were repaid in full on the stated maturity date of January 8, 2026.
The following table provides additional details of our Senior Unsecured Term Loans as of December 31, 2025 and 2024:

			December 31, 2025			December 31, 2024
	Stated Maturity Date(1)	Contractual Interest Rate(2)	Borrowing Currency		Carrying Amount (USD)	Borrowing Currency		Carrying Amount (USD)
		(In thousands, except percentages)
2025 Term Loan	06/2026	SOFR + 0.95%		$250,000	$250,000		$—	$—
Tranche A-1	08/2026	SOFR + 0.94%		$375,000	375,000		$375,000	375,000
Tranche A-2	01/2028	CORRA + 0.94%	C$	250,000	182,144	C$	250,000	173,820
Delayed Draw Tranche A-3	01/2028	SOFR + 0.94%		$270,000	270,000		$270,000	270,000
Total Senior Unsecured Term Loans					$1,077,144			$818,820
(1)The terms of the debt agreement for 2025 Term Loan include an option for one six-month extension past the original contractual maturity date in June of 2026. The terms of the debt agreement for Tranche A-1 include an option for two twelve-month extensions past the original contractual maturity date in August of 2025. In June 2025, the Company exercised the first twelve-month extension, which extended the maturity date to August of 2026. The Company retains the right to exercise the second twelve-month extension to extend the maturity date to August of 2027.
(2)2025 Term Loan SOFR = daily SOFR, Tranche A-1 and Delayed Draw Tranche A-3 SOFR = adjusted one-month SOFR (which includes an adjustment of 0.10%), and CORRA = adjusted daily CORRA (which includes an adjustment of 0.30%). Refer to Note 10 - Derivative Financial Instruments for details of the related interest rate swaps for Tranche A-1, Tranche A-2, and Delayed Draw Tranche A-3.
The following table provides the details of our Senior Unsecured Revolving Credit Facility as of December 31, 2025 and 2024:

		December 31, 2025			December 31, 2024
Denomination of Draw	Contractual Interest Rate (1)	Borrowing Currency		Carrying Amount (USD)	Borrowing Currency		Carrying Amount (USD)
	(In thousands, except percentages)
U.S. dollar	SOFR + 0.84%		$—	$—		$14,000	$14,000
Australian dollar	BBSW + 0.84%	A$	207,500	138,469	A$	197,000	121,908
Canadian dollar	CORRA + 0.84%	C$	98,000	71,400	C$	35,000	24,335
Euro	EURIBOR + 0.84%		€70,500	82,812		€70,500	72,993
New Zealand dollar	BKBM + 0.84%	NZ$	68,500	39,430	NZ$	39,000	21,816
Total Senior Unsecured Revolving Credit Facility(2)				$332,111			$255,052
(1)SOFR = adjusted daily SOFR (which includes an adjustment of 0.10%), BBSW = one-month Bank Bill Swap Rate, CORRA = adjusted daily CORRA (which includes an adjustment of 0.30%), EURIBOR = one-month Euro Interbank Offered Rate, BKBM = one-month Bank Bill Reference Rate.
(2)The Senior Unsecured Revolving Credit Facility matures in August of 2026; however, the terms of the debt agreement include an option for two six-month extensions past the contractual maturity date.

Schedule of Aggregate Future Repayments of Indebtedness
The aggregate maturities of indebtedness as of December 31, 2025 for each of the next five years and thereafter, are as follows:

Years Ending December 31:(1)	(In thousands)
2026	$1,157,111
2027	—
2028	452,144
2029	400,000
2030	350,000
Thereafter	1,780,980
Total principal amount of indebtedness	4,140,235
Less: unamortized deferred financing costs(2)	(16,001)
Total indebtedness, net of deferred financing costs	$4,124,234
(1)$200.0 million of the debt listed to mature by December 31, 2026 represents the Senior Unsecured Private Series A Notes. These notes were repaid in full on the stated maturity date of January 8, 2026. $250.0 million of the debt listed to mature by December 31, 2026 represents the 2025 Term Loan. The terms of this agreement include an option for one six-month extension past the original contractual maturity date of June of 2026. $375.0 million of the debt listed to mature by December 31, 2026 represents the Senior Unsecured Term Loan A Facility Tranche A-1. The terms of this agreement include an option for two twelve-month extensions past the original contractual maturity date in August of 2025. In June 2025, the Company exercised the first twelve-month extension, which extended the maturity date to August of 2026. The Company retains the right to exercise the second twelve-month extension to extend the maturity date to August of 2027. The remaining $332.1 million listed to mature by December 31, 2026 represents outstanding borrowings on the Senior Unsecured Revolving Credit Facility. The terms of this agreement include an option for two six-month extensions past the contractual maturity date of August of 2026.
(2)Excludes unamortized deferred financing costs for the Senior Unsecured Revolving Credit Facility, which are recognized within “Other assets”.